Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TETON WESTWOOD FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 28, 2014
Class A, C and I Shares | TETON Westwood Mid-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TETON WESTWOOD MID-CAP EQUITY FUND (the “Mid-Cap Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid-Cap Equity Fund seeks to provide long term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Mid-Cap Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid-Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Mid-Cap Equity Fund’s performance. During the period from inception (May 31, 2013) through its fiscal year end (September 30, 2013), the Mid-Cap Equity Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund's Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled "Classes of Shares" of the Fund's statutory Prospectus and in the section entitled "Purchase and Redemption of Shares" of the Fund's Statement of Additional Information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Mid-Cap Equity Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Mid-Cap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Mid-Cap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares of the Mid-Cap Equity Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Mid-Cap Equity Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes), under normal circumstances, in equity securities of mid-cap companies, such as common and preferred stocks.

The Mid-Cap Equity Fund invests primarily in mid-cap companies that the portfolio managers believe are undervalued by the market and have above-average growth potential. The Mid-Cap Equity Fund defines mid-cap companies as those whose market capitalization (number of shares multiplied by share price) falls within the range of $1 to $20 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. Stock selection is key to the performance of the Mid-Cap Equity Fund.

The portfolio managers seek to identify companies with characteristics such as:
  above-average revenue and earnings growth potential
  attractive products or services
  financial strength (favorable debt ratios and other financial characteristics)
  strong competitive positions within their industries
  high quality management focused on generating shareholder value reasonable valuation
The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portfolio managers also seek to identify undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. Examples of these catalysts are:
  new management
  industry consolidation
  change in the company’s fundamentals
		The Mid-Cap Equity Fund may invest up to 10% of its net assets in foreign securities; such limitation not including American Depositary Receipts (“ADRs”), securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (“SEC”) and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You May Want to Invest in the Fund if:
  you are a long term investor
  you seek growth of capital
  you seek investments in mid-cap stocks as part of your overall investment strategy
The Mid-Cap Equity Fund’s share price will fluctuate with changes in the market value of the Mid-Cap Equity Fund’s portfolio securities. Your investment in the Mid-Cap Equity Fund is not guaranteed; you may lose money by investing in the Mid-Cap Equity Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Mid-Cap Equity Fund involves the following risks:
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Mid-Cap Equity Fund holds, then the value of the Mid-Cap Equity Fund’s shares may decline.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Mid-Cap Equity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
  Mid-Cap Company Risk.    Mid-cap company risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.
  Currency Risk.    Currency risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.
  Derivatives Risk.    Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.
  New Fund Risk.    The Mid-Cap Equity Fund is new with a limited operating history and there can be no assurance that the Mid-Cap Equity Fund will grow to or maintain an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Mid-Cap Equity Fund is not guaranteed; you may lose money by investing in the Mid-Cap Equity Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Mid-Cap Equity Fund commenced operations on May 31, 2013 and performance information is not yet available. Performance information will be available after the Mid-Cap Equity Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Mid-Cap Equity Fund commenced operations on May 31, 2013 and performance information is not yet available.
Class A, C and I Shares | TETON Westwood Mid-Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.13%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.38%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
1 Year	rr_ExpenseExampleYear01	571
3 Years	rr_ExpenseExampleYear03	1,397
1 Year	rr_ExpenseExampleNoRedemptionYear01	571
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,397
Class A, C and I Shares | TETON Westwood Mid-Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.63%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.38%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[2]
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	1,183
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,183
Class A, C and I Shares | TETON Westwood Mid-Cap Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.63%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.38%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	891
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 891

[1]	"Other Expenses" are estimated for the first year of operations.
[2]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Mid-Cap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 1.75% for Class A Shares, 2.25% for Class C Shares, and 1.25% for Class I Shares. Under this same arrangement, the Mid-Cap Equity Fund has also agreed, during the three-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.75%, 2.25% and 1.25% for Class A, Class C and Class I Shares, respectively, after giving effect to the repayments. This arrangement is in effect through at least January 31, 2015, and may not be terminated by the Adviser before such date.